CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (parenthetical) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	€ (73)	€ 18